UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sweetwater Asset Management LLC
Address:  4200 Regent Street, Suite 200, Columbus, OH 43219


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard J. Wayman
Title: Chief Compliance Officer
Phone: 614-944-5544

Signature, Place, and Date of Signing:

     /s/ Richard J. Wayman          Columbus, Ohio          April 23, 2007
     ---------------------          --------------         ----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   51

Form 13F Information Table Value Total:   $170,550
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                                           Cusip       Value   Sh/Prn SH  PUT  Invstmt Other
Name Of Issuer                   Title of Class            Number      (x1000) Amount PRN CALL Dscretn Managers  Sole   Shared Other
-------------------------------  ------------------------- --------- --------- ------ --- ---- ------- -------- ------- ------ -----
ADMINISTAFF INC                  COMMON STOCKS             007094105   1,790   50,838 SH     0   Sole    0        50838   0      0
ALLIANT TECHSYSTEMS INC          COMMON STOCKS             018804104   3,782   43,019 SH     0   Sole    0        43019   0      0
ANHEUSER BUSCH COMPANIES INC     COMMON STOCKS             035229103   8,350  165,478 SH     0   Sole    0       165478   0      0
Bank Of America Corp             COMMON STOCKS             060505104     382    7,495 SH     0   Sole    0         7495   0      0
BERKSHIRE HATHAWAY INC DEL CL B  COMMON STOCKS             084670207   7,983    2,193 SH     0   Sole    0         2193   0      0
CARDINAL HEALTH INC              COMMON STOCKS             14149Y108   6,151   84,317 SH     0   Sole    0        84317   0      0
CITIGROUP INC                    CALL OPTIONS              172967101   1,540   30,000 SH  CALL   Sole    0        30000   0      0
CITIGROUP INC                    COMMON STOCKS             172967101   9,316  181,466 SH     0   Sole    0       181466   0      0
CONOCOPHILLIPS                   COMMON STOCKS             20825C104   5,942   86,940 SH     0   Sole    0        86940   0      0
CONSTELLATION BRANDS INC         COMMON STOCKS             21036P108   1,312   61,953 SH     0   Sole    0        61953   0      0
Diamonds TRUST Series I          COMMON STOCKS             252787106     456    3,690 SH     0   Sole    0         3690   0      0
DELL INC                         NASDAQ OTC ISSUES         24702R101   4,534  195,358 SH     0   Sole    0       195358   0      0
DOW JONES & CO INC               COMMON STOCKS             260561105     390   11,300 SH     0   Sole    0        11300   0      0
EXXON MOBIL CORP                 COMMON STOCKS             30231G102   3,983   52,784 SH     0   Sole    0        52784   0      0
FEDERATED INVESTORS INC (PA.)    COMMON STOCKS             314211103   1,942   52,900 SH     0   Sole    0        52900   0      0
FIFTH THIRD BANCORP              NASDAQ OTC ISSUES         316773100   3,547   91,675 SH     0   Sole    0        91675   0      0
GENERAL ELECTRIC CO              COMMON STOCKS             369604103  10,806  305,592 SH     0   Sole    0       305592   0      0
HALLIBURTON CO                   COMMON STOCKS             406216101     800   25,200 SH     0   Sole    0        25200   0      0
HUNTINGTON BANCSHARES INC        NASDAQ OTC ISSUES         446150104   5,304  242,771 SH     0   Sole    0       242771   0      0
INTEL CORP                       NASDAQ OTC ISSUES         458140100   4,041  211,249 SH     0   Sole    0       211249   0      0
ISHARES TR                       COMMON STOCKS             464287309   1,998   30,914 SH     0   Sole    0        30914   0      0
ISHARES TR                       COMMON STOCKS             464287861   2,494   23,021 SH     0   Sole    0        23021   0      0
ISHARES TR                       COMMON STOCKS             464287408   1,974   25,444 SH     0   Sole    0        25444   0      0
ISHARES TR                       COMMON STOCKS             464287804     454    6,682 SH     0   Sole    0         6682   0      0
ISHARES TR                       COMMON STOCKS             464287432     177    2,000 SH     0   Sole    0         2000   0      0
J P Morgan Chase & Co            COMMON STOCKS             46625H100     657   13,577 SH     0   Sole    0        13577   0      0
JETBLUE AWYS CORP                NASDAQ OTC ISSUES         477143101     671   58,324 SH     0   Sole    0        58324   0      0
JOHNSON & JOHNSON                COMMON STOCKS             478160104   8,016  133,022 SH     0   Sole    0       133022   0      0
KEYCORP NEW                      COMMON STOCKS             493267108   7,456  198,978 SH     0   Sole    0       198978   0      0
Lancaster Colony Corp            COMMON STOCKS             513847103     405    9,170 SH     0   Sole    0         9170   0      0
MICROSOFT CORP                   CALL OPTIONS              594918104     836   30,000 SH  CALL   Sole    0        30000   0      0
MICROSOFT CORP                   NASDAQ OTC ISSUES         594918104   5,889  211,316 SH     0   Sole    0       211316   0      0
MYLAN LABS INC                   COMMON STOCKS             628530107   2,867  135,624 SH     0   Sole    0       135624   0      0
NABORS INDUSTRIES LTD            COMMON STOCKS             G6359F103   5,216  175,794 SH     0   Sole    0       175794   0      0
NASDAQ 100 SHARES                COMMON STOCKS             631100104   1,262   29,000 SH     0   Sole    0        29000   0      0
NATIONAL CITY CORP               COMMON STOCKS             635405103   2,112   56,701 SH     0   Sole    0        56701   0      0
PARK NATL CORP                   COMMON STOCKS             700658107   2,068   21,885 SH     0   Sole    0        21885   0      0
PLAYBOY ENTERPRISES INC-CL B     COMMON STOCKS             728117300   1,342  130,457 SH     0   Sole    0       130457   0      0
PROCTER & GAMBLE CO              COMMON STOCKS             742718109   7,086  112,201 SH     0   Sole    0       112201   0      0
PROCTER & GAMBLE CO              PUT OPTIONS               742718109     632   10,000 SH   PUT   Sole    0        10000   0      0
RAYTHEON CO                      COMMON STOCKS             755111507     907   17,283 SH     0   Sole    0        17283   0      0
S & P 500 INDEX (Bridge Symbol)  CALL NON-EQUITY OPTIONS   648815108  21,313   15,000 SH  CALL   Sole    0        15000   0      0
Sector Spdr Engy Select          COMMON STOCKS             81369Y506   1,122   18,605 SH     0   Sole    0        18605   0      0
S P D R TRUST Unit SR            COMMON STOCKS             78462F103   1,306    9,194 SH     0   Sole    0         9194   0      0
SAKS INC                         COMMON STOCKS             79377W108   1,227   58,898 SH     0   Sole    0        58898   0      0
SCOTTS CO                        COMMON STOCKS             810186106   3,511   79,735 SH     0   Sole    0        79735   0      0
SKY FINL GROUP INC               NASDAQ OTC ISSUES         83080P103     798   29,700 SH     0   Sole    0        29700   0      0
STERIS CORP                      COMMON STOCKS             859152100     478   18,000 SH     0   Sole    0        18000   0      0
VALERO ENERGY CORP NEW           COMMON STOCKS             91913Y100     871   13,500 SH     0   Sole    0        13500   0      0
WABTEC CORP.                     COMMON STOCKS             929740108     838   24,309 SH     0   Sole    0        24309   0      0
WALGREEN CO                      COMMON STOCKS             931422109   2,215   48,275 SH     0   Sole    0        48275   0      0